SOFTWARE DEVELOPMENT COSTS (Narrative) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
SOFTWARE DEVELOPMENT COSTS [Abstract]
Capitalized development of new software products	$ 60,000			$ 60,000
Amortization expense of software development costs	$ 10,000	$ 10,000	$ 20,000	$ 20,000